DEFINITIONS (Details) (NJEDA Bonds [Member], USD $)	Dec. 31, 2012	Sep. 01, 2012	Sep. 01, 2011	Sep. 01, 2010
NJEDA Bonds [Member]
Principal Amount On Issue Date	$ 260,000	$ 730,000	$ 470,000	$ 225,000